Equity - Summary of risk weighted assets capital ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Risk Weighted Assets Capital Ratio [Line Items]
Total eligible capital	$ 238,281	$ 216,977
Total risk weighted assets	$ 964,156	$ 850,069
Capital adequacy ratio (in percentage)	24.71%	25.52%